Defined benefit plan assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Defined benefit plan assets and liabilities [Abstract]
Present value of defined benefit obligation from funded plans	₩ 4,570,614	₩ 4,035,400
Fair value of plan assets	(2,670,832)	(2,111,313)
Net surplus (deficit) in plan	1,899,782	1,924,087
Present value of defined benefit obligation from unfunded plans	0	0
Net liabilities incurred from defined benefit plans	₩ 1,899,782	₩ 1,924,087